UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  028-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

 /s/ Eamon Smith     New York, New York/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $131,963 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307     7925   220200 SH       SOLE                   220200
ANCESTRY COM INC               COM              032803108     9527   405400 SH       SOLE                   405400
BANKRATE INC DEL               COM              06647F102     8314   546600 SH       SOLE                   546600
CHANGYOU COM LTD               ADS REP CL A     15911M107    16678   659216 SH       SOLE                   659216
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109     1732   185000 SH       SOLE                   185000
CLEARWIRE CORP NEW             CL A             18538Q105     3728  1600000 SH       SOLE                  1600000
COGENT COMM GROUP INC          COM NEW          19239V302     4465   332000 SH       SOLE                   332000
ELONG INC                      SPONSORED ADR    290138205     1571    91000 SH       SOLE                    91000
ENTERCOM COMMUNICATIONS CORP   CL A             293639100     1965   374300 SH       SOLE                   374300
GEEKNET INC                    COM NEW          36846Q203    11110   549477 SH       SOLE                   549477
HSN INC                        COM              404303109     2278    68771 SH       SOLE                    68771
INFORMATION SERVICES GROUP I   COM              45675Y104     2471  2331023 SH       SOLE                  2331023
JIAYUAN COM INTL LTD           SPONSORED ADR    477374102     4454   556800 SH       SOLE                   556800
MOVE INC COM                   COM              62458M108    12372  8532087 SH       SOLE                  8532087
RPX CORP                       COM              74972G103     4890   236100 SH       SOLE                   236100
SAPIENT CORP                   COM              803062108     5835   575400 SH       SOLE                   575400
SHUTTERFLY INC                 COM              82568P304     4533   110068 SH       SOLE                   110068
SRS LABS INC                   COM              78464M106     5765   805112 SH       SOLE                   805112
TUDOU HLDGS LTD                SPONSORED ADS    89903T107     1365   100000 SH       SOLE                   100000
VALUECLICK INC                 COM              92046N102      778    50000 SH       SOLE                    50000
VELTI PLC ST HELIER            SHS              G93285107     3745   566550 SH       SOLE                   566550
VONAGE HLDGS CORP              COM              92886T201    13865  5332818 SH       SOLE                  5332818
WI-LAN INC                     COM              928972108     2597   450000 SH       SOLE                   450000